Prepaid Expenses and Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Assets [Abstract]
Schedule of Prepayment and Other Current Assets

At December 31, 2025 and 2024, prepayment and other current assets consisted of the following:-

	As of December 31,
	2025	2024
Prepayment	1,628,234	$2,011,079
Advance to suppliers	3,356,379	2,881,581
Deposits	1,265,338	1,159,683
Other receivables	770,348	929,530
Less: Allowance for expected credit losses	(1,619,003)	(150,000)
Exchange rate difference	-	1,684
	$5,401,296	$6,833,557

Schedule of Prepayment And Other Current Assets Allowance For Expected Credit Losses
	As of December 31,
Allowance for expected credit losses	2025	2024
Beginning	$150,000	$-
Provision for expected credit losses	1,542,600	150,000
Reversal of expected credit losses	(55,515)	-
Exchange rate difference	(18,082)	-
Ending	$1,619,003	$150,000